Determination of fair values	12 Months Ended
Mar. 31, 2024
Disclosure of Determination of fair values [Abstract]
Determination of fair values
4.	Determination of fair values

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either in the principal market for the asset or liability or in the absence of a principal market, in the most advantageous market for the asset or liability. The principal market or the most advantageous market must be accessible to the Group.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing
the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement as a whole. The fair value hierarchy is described as below:

Level 1 - unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - unobservable inputs for the asset or liability.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization at the end of each reporting period.

For the purpose of fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of fair value hierarchy.

Fair values have been determined for measurement and / or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(i)	Property, plant and equipment

The fair value of property, plant and equipment recognized as a result of a business combination is an estimated amount for which a property could be exchanged on the date of acquisition in an orderly transaction between market participants. The fair value of items of plant, equipment, fixtures and fittings is based on the market approach and cost approach using quoted market prices for similar items when available and replacements costs when appropriate.

(ii)	Inventories

The fair value of inventories acquired in a business combination is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(iii)	Intangible assets

The fair value of intangible assets acquired in the business combinations is based on discounted cash flows expected to be derived from the use and eventual sale of assets (terminal value).

(iv)	Investments in equity and debt securities

The fair value is determined by reference to their quoted price at the reporting date. In the absence of quoted price, the fair value of the financial asset is measured using valuation techniques.

(v)	Trade and other receivables

The fair value of trade and other receivables expected to be realized beyond twelve months, excluding construction contracts in progress, is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. However in respect of such financial instruments, fair value generally approximates the carrying amount due to the short term nature of such assets. This fair value is determined for disclosure purposes or when acquired in a business combination.

(vi)	Derivatives

The fair value of forward exchange contracts is based on their quoted price, if available. If a quoted price is not available, the fair value is estimated by discounting the difference between the contractual forward price and the current forward price for the residual maturity of the contract using a risk free interest rate (based on Government bonds). The fair value of foreign currency option contracts is determined based on the appropriate valuation techniques, considering the terms of the contract. Fair values reflect the credit risk of the instrument and include adjustments to take account of the credit risk of the Group entity and the counter party when appropriate. The fair value of the cross currency swaps (principal only swaps) and interest rate swaps is determined based on the discounting of the future cash flows at the market rates existing on the reporting date.

(vii)	Non derivative financial liabilities

Fair value, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date.  For finance leases, the market rate of interest is determined by reference to similar lease agreements.

(viii)	Share-based payment transactions

The fair value of employee stock options is measured using the Black-Scholes method. Measurement inputs  include share price on grant date, exercise price of the instrument, expected volatility (based on weighted average historic volatility adjusted for changes expected due to publicly available information), expected term of the instrument (based on historical experience and general option holder behavior), expected dividends, and the risk free interest rate (based on Government bonds).